Other risks and contingent liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Other risks and contingent liabilities
Schedule of contribution of Russian assets to key income and cash flow indicators

Russian Upstream Assets (M$)	2nd quarter 2022	1st quarter 2022	1st half 2022	2021
Adjusted net operating income	707	1,021	1,727	2,092
Operating cash flow before working capital changes[1]	857	288	1,144	1,613